Related Party Unsecured Convertible Notes Payable	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Related Party Unsecured Convertible Notes Payable [Abstract]
Related Party Unsecured Convertible Notes Payable

Note 8 — Related Party Unsecured Convertible Notes Payable

Related Party unsecured convertible notes payable at September 30, 2017 and March 31, 2017 were as follows:

	September 30, 2017	March 31, 2017
(A) 6% Unsecured Convertible Note – due March 31, 2018	$52,211	$50,707
(B) 6% Unsecured Convertible Note – due June 28, 2018	50,764	—
Less accumulated amortization of Valuation Discount	(59,233)	(39,039)
Net	43,742	11,668
Less: Convertible note payable, current	43,742	—
Convertible notes payable, long-term	$—	$11,668

Convertible Note — Marvin Ellin

(A) On January 4, 2017, the Company issued a 6% unsecured convertible note payable to Marvin Ellin, the father of Robert Ellin, the Company’s Chairman (formerly with the title Executive Chairman), Chief Executive Officer (formerly with the title President), director and principal stockholder, for total principal amount of $50,000. This note will be due September 13, 2018. Before its maturity, the noteholder shall in its sole discretion have the option to convert all outstanding principal and interest into the Company’s common stock at a conversion price per share based upon the Company’s current valuation, as determined by the Board of Directors. If the Company raises a minimum of $5,000,000 (excluding the amount converting pursuant to the note) of aggregate gross proceeds from an equity financing in one or more closings prior to the maturity date, the noteholder will have the right to convert all outstanding note principal and interest into the same equity securities issued in such equity financing at 75% of the issuance price of the securities issued in such financing. In addition, the noteholder received 8,334 warrants to purchase shares of the Company’s common stock at an exercise price of $0.03 per share. The aggregate relative fair value of the 8,334 warrants issued to the investor was determined to be $22,681 using the Black-Scholes-Merton Option Pricing model with the following average assumptions: risk-free interest rate of 1.50%; dividend yield of 0%; volatility rate of 100%; and an expected life of three years (statutory term). As of February 21, 2017, the effective conversion price was $2.73, and the market price of the shares on the date of conversion was approximately $5.01 per share. As such, the Company recognized a beneficial conversion feature of $22,681. The aggregate value of the warrants and beneficial conversion feature of $45,362 was considered as debt discount upon issuance and will be amortized as interest over the term of the note or in full upon the conversion of the note. The balance of the unamortized discount at March 31, 2017 was $39,039. During the six months ended September 30, 2017, the Company amortized $13,455 of such discount to interest expense, and the unamortized discount as of September 30, 2017 was $25,585. At September 30, 2017, $50,000 of principal, and $2,211 of accrued interest, was outstanding under the note.

(B) On June 29, 2017, the Company issued a 6% unsecured convertible note payable to Marvin Ellin for total principal amount of $50,000. This note will be due June 28, 2018. Before its maturity, the noteholder shall in its sole discretion have the option to convert all outstanding principal and interest into the Company’s common stock at a conversion price per share based upon the Company’s current valuation, as determined by the Board of Directors. If the Company raises a minimum of $5,000,000 (excluding the amount converting pursuant to the note) of aggregate gross proceeds from an equity financing in one or more closings prior to the maturity date, the noteholder will have the right to convert all outstanding note principal and interest into the same equity securities issued in such equity financing at 75% of the issuance price of the securities issued in such financing. In addition, the noteholder received 8,334 warrants to purchase shares of the Company’s common stock at an exercise price of $0.03 per share. The aggregate relative fair value of the 8,334 warrants issued to the investor was determined to be $22,681 using the Black-Scholes-Merton Option Pricing model with the following average assumptions: risk-free interest rate of 1.50%; dividend yield of 0%; volatility rate of 100%; and an expected life of three years (statutory term). As of June 28, 2017, the effective conversion price was $2.73, and the market price of the shares on the date of conversion was approximately $5.01 per share. As such, the Company recognized a beneficial conversion feature of $22,681. The aggregate value of the warrants and beneficial conversion feature of $45,362 was considered as debt discount upon issuance and will be amortized as interest over the term of the note or in full upon the conversion of the note. During the six months ended September 30, 2017, the Company amortized $11,590 of such discount to interest expense, and the unamortized discount as of September 30, 2017 was $33,648. At September 30, 2017, $50,000 of principal, and $764 of accrued interest, was outstanding under the Note.

Note 7 — Related Party Unsecured Convertible Notes Payable

Related party unsecured convertible notes payable at March 31, 2017 and 2016 were as follows:

(A) 6% Unsecured Convertible Note – due September 13, 2018	$—	$—
(B) 6% Unsecured Convertible Note – due on March 31, 2018	50,707	—
Less accumulated amortization of Valuation Discount	(39,039)	—
Net	$11,668	$—

 (A) Convertible Note — JJAT

On August 19, 2016, the Company issued a 6% unsecured convertible note payable to a related party for total principal amount of $55,000. This note was due on September 30, 2018. On December 21, 2016, this note was repaid. Before its maturity, the noteholder had in its sole discretion the option to convert all outstanding principal and interest into the Company’s common stock at a conversion price per share based upon the Company’s current valuation, as determined by the board of directors. Additionally, if the Company raised a minimum of $5,000,000 (excluding the amount converting pursuant to the note) in the aggregate in gross proceeds from an equity financing led by a reputable institutional investor in one or more closings prior to the maturity date, the noteholder would will have the right to convert all outstanding principal and interest into the same equity securities issued in such qualified equity financing at 75% of the issuance price of the securities in such financing.

(B) Convertible Note — Marvin Ellin

On January 4, 2017, the Company issued a 6% unsecured convertible note payable to a certain investor for total principal amount of $50,000. This note will be due on September 13, 2018. Before its maturity, the noteholder shall in its sole discretion have the option to convert all outstanding principal and interest into the Company’s common stock at a conversion price per share based upon the Company’s current valuation, as determined by the board of directors. If the Company raises a minimum of $5,000,000 (excluding the amount converting pursuant to the note) of aggregate gross proceeds from an equity financing in one or more closings prior to the maturity date, the noteholder will have the right to convert all outstanding note principal and interest into the same equity securities issued in such equity financing at 75% of the issuance price of the securities issued in such financing. In addition, the noteholder received 8,333 warrants to purchase shares of the Company’s common stock at an exercise price of $0.03 per share. The aggregate relative fair value of the 8,333 warrants issued to the investor was determined to be $22,681 using the Black-Scholes-Merton Option Pricing model with the following average assumptions: risk-free interest rate of 1.50%; dividend yield of 0%; volatility rate of 100%; and an expected life of three years (statutory term). As of February 21, 2017, the effective conversion price was $2.73, and the market price of the shares on the date of conversion was approximately $5.01 per share. As such, the Company recognized a beneficial conversion feature of $22,681. The aggregate value of the warrants and beneficial conversion feature of $45,362 was considered as debt discount upon issuance and will be amortized as interest over the term of the note or in full upon the conversion of the note. During year ended March 31, 2017, the Company amortized $6,323 of such discount to interest expense, and the unamortized discount as of March 31, 2017 was $39,039. As of March 31, 2017, $50,000 of principal and $707 of accrued interest was due under the note.